Fees Summary	Sep. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,409,586,316.00
Previously Paid Amount	0.00
Total Fee Amount	368,907.66
Total Offset Amount	365,080.56
Net Fee	$ 3,827.10